Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Discount rate	0.67%	0.91%
Rate of future salary increase	3.50%	3.50%